Employee benefits (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Summary of Employee Costs
a) Employee costs includes

	Year ended March 31,
	2019		2020		2021
Salaries and bonus	₹	289,005	₹	315,036	₹	318,043
Employee benefits plans
Gratuity and other defined benefit plans		1,459		1,845		2,085
Defined contribution plans		7,372		8,428		9,346
Share-based compensation*		1,938		1,262		2,897

	₹	299,774	₹	326,571	₹	332,371

*	Includes ₹ 587 for the year ended March 31, 2021, towards cash settled ADS RSUs.
The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2019		2020		2021
Cost of revenues	₹	251,818	₹	279,356	₹	282,983
Selling and marketing expenses		30,972		30,763		31,236
General and administrative expenses		16,984		16,452		18,152

	₹	299,774	₹	326,571	₹	332,371

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income
Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2019		2020		2021
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income—Loss/(Gain)	₹	(49)	₹	76	₹	(578)
Actuarial loss/(gain) arising from financial assumptions		73		749		423
Actuarial loss/(gain) arising from demographic assumptions		(40)		227		155
Actuarial loss/(gain) arising from experience adjustments		(266)		194		(334)

	₹	(282)	₹	1,246	₹	(334)

Summary of Defined Benefit Plans	Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2019		2020		2021
Current service cost	₹	1,434	₹	1,782	₹	2,085
Net interest on net defined benefit liability/(asset)		25		63		131

Net charge to statement of income		1,459		1,845		2,216

Actual return on plan assets	₹	607	₹	513	₹	1,127

Summary of Change in Present Value of Defined Obligation and Plan Assets

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2020		2021
Defined benefit obligation at the beginning of the year	₹	10,485	₹	13,465
Acquisitions		229		7
Current service cost		1,782		2,085
Interest on obligation		652		681
Benefits paid		(1,123)		(1,069)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions		749		423
Actuarial loss/(gain) arising from demographic assumptions		227		155
Actuarial loss/(gain) arising from experience adjustments		194		(334)
Translation adjustment		270		62

Defined benefit obligation at the end of the year	₹	13,465	₹	15,475

Change in plan assets is summarized below:

	As at March 31,
	2020		2021
Fair value of plan assets at the beginning of the year	₹	9,443	₹	10,535
Acquisitions		58		—
Expected return on plan assets		589		550
Employer contributions		383		1,993
Benefits paid		(95)		(76)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain		(76)		578
Translation adjustment		233		57

Fair value of plan assets at the end of the year	₹	10,535	₹	13,637

Present value of unfunded obligation	₹	(2,930)	₹	(1,838)

Recognized asset/(liability)	₹	(2,930)	₹	(1,838)

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2020	2021
Discount rate	5.05%	4.69%
Expected return on plan assets	5.05%	4.69%
Expected rate of salary increase	6.60%	6.57%
Duration of defined benefit obligations	9 years	9 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments
The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2022	₹	1,787

Estimated benefit payments from the fund for the year ending March 31:
2022	₹	1,802
2023		1,417
2024		1,406
2025		1,385
2026		1,361
Thereafter		15,915

Total	₹	23,286

Summary of Fund and Plan Assets of Provident Fund
The details of fund and plan assets are given below:

	As at March 31,
	2020		2021
Fair value of plan assets	₹	61,397	₹	71,196
Present value of defined benefit obligation		(61,397)		(71,196)

Net (shortfall)/ excess	₹	—	₹	—

Provident fund [member]
Statement [LineItems]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2020	2021
Discount rate for the term of the obligation	6.05%	5.80%
Average remaining tenure of investment portfolio	7 years	6 years
Guaranteed rate of return	8.50%	8.50%